Annual Total Returns [BarChart] - TCW Artificial Intelligence Equity Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(2.91%)
Annual Return 2019	33.46%
Annual Return 2020	57.75%